Contract liabilities	12 Months Ended
Jun. 30, 2026
Notes and other explanatory information [abstract]
Contract liabilities
12.	Contract liabilities:

As of June 30, 2026 and June 30, 2025, the Company’s contract liabilities consist of payments received for EPC services and development fees projects not started yet.

	June 30, 2026	June 30, 2025
Beginning of the year	$5,698	$4,600
Revenue recognized from opening balance	(5,698)	(4,600)
Advance billings	2,227	5,607
Foreign currency impact	-	91
End of the year	$2,227	$5,698

The Company expects to recognize this revenue as the related performance obligations are satisfied, substantially during the fiscal year ending June 30, 2027.